Cash and cash equivalents (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at bank and on hand	SFr 8,812,858	SFr 20,484,836
Total cash and cash equivalents	SFr 8,812,858	SFr 20,484,836	SFr 18,108,214	SFr 18,695,040
Percentage of cash and cash equivalents	100.00%	100.00%
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	86.65%	44.33%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	10.46%	54.47%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	2.33%	0.58%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.56%	0.62%